Impairment and Other Charges (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment Charges
The following table summarizes the pretax charges recorded in the consolidated statement of income (loss) as “Impairment and other charges” for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Long-Lived Assets and Related Charges	$—	$123	$64